Impairment (Tables)	12 Months Ended
Dec. 31, 2021
Impairment
Schedule of the allocation of goodwill to groups of CGU's

EURm	Carrying amount
2021
Mobile Networks	2 191
Network Infrastructure	2 690
Cloud and Network Services	550
2020
Mobile Networks	729
Fixed Networks	609
Global Services	958
IP/Optical Networks	1 865
Nokia Software	914

(1)   Nokia adopted its current operational and reporting structure on 1 January 2021. Goodwill was reallocated to current groups of CGUs based on relative fair value.

Schedule of key assumptions applied in impairment testing analysis

Key assumption %	Terminal growth rate	Post-tax discount rate
2021
Mobile Networks	1.2	7.7
Network Infrastructure	1.4	7.7
Cloud and Network Services	1.6	6.9
2020
Mobile Networks	1.2	8.0
Fixed Networks	0.8	7.4
Global Services	1.1	7.6
IP/Optical Networks	1.4	7.9
Nokia Software	1.5	7.0

Schedule of impairment charges by asset category

EURm	2021	2020	2019
Goodwill	–	200	–
Intangible assets	–	9	12
Property, plant and equipment	14	–	4
Right-of-use assets(1)	25	32	20
Investments in associated companies and joint ventures	–	4	2
Total	39	245	38

(1)   Nokia adopted IFRS 16, Leases, on 1 January 2019. In 2019, a EUR 20 million impairment charge is presented net of onerous lease contract provision releases.